As filed with the Securities and Exchange Commission on August 19, 2005

                                                             File No. 333-126367


                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    FORM N-14


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No. _______
                         Post-Effective Amendment No. 1
                                                     ---

                        (Check appropriate box or boxes)


                                PIONEER BOND FUND

               (Exact Name of Registrant as Specified in Charter)


                                 (617) 742-7825
                        (Area Code and Telephone Number)

                  60 State Street, Boston, Massachusetts 02109
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                            Dorothy E. Bourassa, Esq.
                       Pioneer Investment Management, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

Copies to: David C. Phelan, Esq.
           Wilmer Cutler Pickering Hale and Dorr LLP
           60 State Street
           Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered: Shares of beneficial interest of the Registrant.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) of the Securities Act of 1933, as amended.

The Registration Statement on Form N-14 (File No. 333-126367) for Pioneer Bond Fund, as filed with the Securities and Exchange Commission on July 5, 2005 (Accession No. 0001145443-05-001508) is hereby incorporated by reference into this filing.

                                     PART C

                                OTHER INFORMATION
                                PIONEER BOND FUND

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of Pioneer Bond Fund (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 2-62436 and 811-02864) as filed with the Securities and Exchange Commission on December 8, 2004 (Accession No. 0001145443-04-002020), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)   Agreement and Declaration of Trust                               (1)

(1)(b)   Amendment to Agreement and Declaration of Trust to establish     (8)
         Investor ClassShares

(2)      Amended By-Laws                                                  (2)

(3)      Not applicable

(4)      Form of Agreement and Plan of Reorganization                     (9)

(5)      Reference is made to Exhibits (1) and (2) hereof

(6)(a)   Management Contract                                              (4)

(6)(b)   Expense Limitation Agreement for Investor Class Shares           (8)

(6)(c)   Expense Limitation Agreement                                     (9)

(7)(a)   Underwriting Agreement with Pioneer Funds Distributor, Inc.      (3)

(7)(b)   Dealer Sales Agreement                                           (6)

(8)      Not applicable

(9)      Custodian Agreement with Brown Brothers Harriman & Co.           (7)

(10)(a)  Multiple Class Plan Pursuant to Rule 18f-3                       (8)

(10)(b)  Class A Shares Distribution Plan                                 (2)

(10)(c)  Class B Shares Distribution Plan                                 (4)

(10)(d)  Class C Shares Distribution Plan                                 (1)

(10)(e)  Class R Shares Distribution Plan                                 (5)

(10)(f)  Class R Shares Service Plan                                      (5)

(11)     Opinion of Counsel (legality of securities being offered)        (9)

(12)     Form of Opinion as to Tax matters and Consent                    (9)

(13)(a)  Investment Company Service Agreement                             (7)

(13)(b)  Administration Agreement                                         (7)

(13)(c)  Form of Services Agreement for Class Y Shares                    (*)

(14)     Consent(s) of Independent Registered Public Accounting Firm      (10)

(15)     Not applicable

(16)     Powers of Attorney                                               (9)

(17)(a)  Code of Ethics                                                   (9)

(17)(b)  Form of Proxy Card                                               (9)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on May 14, 1999 (Accession no. 0000276776-99-000013).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-64582), as filed with the Securities and Exchange Commission on July 3, 2001 (Accession no. 0000276776-01-500004).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on October 29, 2001 (Accession no. 0000276776-01-500036).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on October 29, 2002 (Accession no. 0000276776-02-000008).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on February 24, 2003 (Accession no. 0000276776-03-000002).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on October 29, 2003 (Accession no. 0000276776-03-000014).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File Nos. 2-62436; 811-02864), as filed with the Securities and Exchange Commission on October 28, 2003 (Accession no. 0001016964-04-000418).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Registrant's Registration Statement on Form N-14 (File No. 333-118442), as filed with the Securities and Exchange Commission on August 20, 2004 (Accession no. 0001145443-04-001275).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with the Registrant's Registration Statement on Form N-14 (File No. 333-126367), as filed with the Securities and Exchange Commission on July 5, 2005 (Accession no. 0001145443-05-001508).

(10) To be filed by amendment.

(*) Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

(4) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(5) The undersigned Registrant hereby undertakes to file a post-effective amendment to this Registration Statement on Form N-14 containing revised pro forma financial statements, together with an updated consent of the Independent Registered Public Accounting Firm of each of the Registrant and the acquired funds, which pro forma financial statements shall set forth separately, in the pro forma Statement of Operations, Rule 12b-1 and non-Rule 12b-1 fees. Such post-effective amendment will be filed no later than the date on which the proxy statement and prospectus relating to the reorganization contemplated by this Registration Statement is mailed to shareholders. At the time of filing, the pro forma financial statements and all other financial information that is made part of this N-14 will be current for purposes of Rule 3-18 of Regulation S-X.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of August, 2005.


                                            Pioneer Bond Fund

                                            By: /s/ Osbert M. Hood
                                            ------------------------------------

                                            Osbert M. Hood
                                            Executive Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                              Title                            Date
/s/ John F. Cogan, Jr.                Chairman of the Board, Trustee,     August 18, 2005
---------------------------           and President
John F. Cogan, Jr.

/s/ Vincent Nave                      Chief Financial Officer,            August 18, 2005
---------------------------           Principal Accounting Officer, and
Vincent Nave                          Treasurer

         *
---------------------------
Mary K. Bush                          Trustee

         *
---------------------------
David R. Bock                         Trustee

         *
---------------------------
Margaret B.W. Graham                  Trustee

/s/ Osbert M. Hood                                                        August 18, 2005
---------------------------
Osbert M. Hood                        Trustee

         *
---------------------------
Marguerite A. Piret                   Trustee

         *
---------------------------
Steven K. West                        Trustee

         *
---------------------------
John Winthrop                         Trustee

*  By:   /s/ Osbert M. Hood                                                August 18, 2005
         --------------------------------------
         Osbert M. Hood, Attorney-in-Fact

                                  EXHIBIT INDEX

The following exhibit is filed as part of this Registration Statement:

Exhibit No.       Description
(13)(c)           Form of Services Agreement for Class Y Shares